RELATED PARTY TRANSACTIONS - Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023
RELATED PARTY TRANSACTIONS
Service fees	$ 753	$ 207	$ 299
Operating Cost And Expense Related Party Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Other revenues	$ 36	$ 488	$ 339
Other Operating Income Related Party Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]